S000080645 [Member] N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Oct. 01, 2025